Debt - Revolving Credit Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Line of Credit Facility [Line Items]
Principal Amount Outstanding	$ 4,602,317	$ 710,349
Revolving Credit Facility
Line of Credit Facility [Line Items]
Principal Amount Outstanding		460,349
Percentage of total commitment under line of credit	0.85
Commitment fee percentage on unused portion	0.375%
Revolving Credit Facility | Minimum
Line of Credit Facility [Line Items]
Commitment fee percentage on unused portion	0.25%
Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 1,810,000
Borrowing capacity increase	$ 2,625,000	1,050,000
Minimum required ratio of total assets to total indebtedness	1.5
Principal Amount Outstanding		$ 460,349
Revolving Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR), Credit Spread Adjustment
Line of Credit Facility [Line Items]
Interest Rate	0.10%
Revolving Credit Facility | Line of Credit | Base Rate | Minimum
Line of Credit Facility [Line Items]
Interest Rate	1.75%
Revolving Credit Facility | Line of Credit | Base Rate | Maximum
Line of Credit Facility [Line Items]
Interest Rate	1.875%
Revolving Credit Facility | Line of Credit | Alternate Base Rate | Minimum
Line of Credit Facility [Line Items]
Interest Rate	0.75%
Revolving Credit Facility | Line of Credit | Alternate Base Rate | Maximum
Line of Credit Facility [Line Items]
Interest Rate	0.875%
Revolving Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR)
Line of Credit Facility [Line Items]
Interest Rate	1.75%
Revolving Credit Facility | Line of Credit | Letter of Credit
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 100,000